STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - Follow on financing [Member] $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Share Price | $ / shares	$ 4.00
Equity Issuance Cost | $	$ 203
Share Price | $ / shares	$ 6.50
Equity Issuance Cost | $	$ 421